Eaton Vance Low Duration Government Income Fund
Supplement to
Summary Prospectus dated March 1, 2013

Effective November 1, 2013, the name of the Eaton Vance Low Duration Government Income Fund is changed to Eaton Vance Short Duration Government Income Fund.

October 1, 2013                                    7627-10/13

EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE LOW DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2013

1.  Effective November 1, 2013, the name of the Eaton Vance Low Duration Government Income Fund is changed to Eaton Vance Short Duration Government Income Fund.

2.  Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013                                                                                                                                     7628-10/13

EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE LOW DURATION GOVERNMENT INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  As a result, the following changes are effective as noted:

•

Effective October 1, 2013, Payson F. Swaffield replaces Mr. Richardson as President of Eaton Vance Mutual Funds Trust.

•

Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Inforamtion.” in “Performance”:

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

3.  Effective November 1, 2013, the name of the Eaton Vance Low Duration Government Income Fund is changed to Eaton Vance Short Duration Government Income Fund.

October 1, 2013

PARAMETRIC MARKET NEUTRAL FUND

Supplement to Prospectus dated March 1, 2013

1.

The following amendments to the Prospectus are effective immediately:

a.

The following replaces the “Annual Fund Operating Expenses” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	2.14%	1.89%
Expense Reimbursement(2)	(0.64)%	(0.64)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%	1.25%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

(2)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Investor Class shares and 1.25% for Institutional Class shares.  This expense reimbursement will continue through February 28, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$608	$1,091	$2,422
Institutional Class shares	$127	$532	$962	$2,159

b. The following replaces “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund seeks to maintain substantially offsetting long and short market exposures to equities and commodities, and to follow a generally market-neutral strategy.  The Fund maintains long positions in selected equities (including developed and emerging markets) and commodities.  Seeking to substantially offset the market exposures of its long equity positions, the Fund maintains short exposures to corresponding benchmark indices (including, but not limited to, the S&P 500 Index, MSCI EAFE Index and MSCI Emerging Markets Index).  Seeking to substantially offset the market exposures of its long commodity positions, the Fund may maintain a short exposure to corresponding benchmark indices (including, but not limited to, the Dow Jones UBS Commodity Index).  As an alternative to entering into index positions to offset the market exposures of the Fund’s selected long commodity positions, the Fund may instead hold long positions in the selected commodities to the extent they are overweight the benchmark index and short positions in benchmark commodities to the extent they are overweight the Fund’s selected long commodity positions.

The Fund generally achieves its long exposures to the equity markets by holding individual stocks and its long and short exposures to commodities through positions in swaps, futures and forwards.  The Fund achieves its short equity index exposures using swaps and futures.  The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or, with respect to its foreign equity positions, to attempt to mitigate the adverse effects of foreign currency fluctuations.  Such transactions may include swaps, futures, forwards, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

In determining the selected long equity positions, the Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure among developed and emerging country equity markets, sectors and issuers, and commodities and commodity sectors.  The Fund’s investment process utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral market characteristics identified by the Fund’s sub-adviser, Parametric Portfolio Associates LLC (“Parametric”).  For the Fund’s international developed and emerging market equity investments, the portfolio managers select and allocate country equity exposures based on factors such as size, liquidity, level of economic development, local economic diversification and perceived risk. The portfolio managers select U.S. equity exposures based on factors such as sector and capitalization size, dividends and perceived risk. The asset allocations within the equity strategies are rebalanced to their target weights if they exceed certain pre-determined overweights. This has the effect of reducing exposure to countries, sectors and/or particular securities that have had strong relative performance and increasing exposure to countries, sectors and/or particular securities that have underperformed. Within each country, and with respect to its U.S. equity investments, the Fund seeks to maintain broad exposure across key economic sectors, such as industrial, technology, consumer, utilities, and financial. Relative to capitalization-weighted indexes, the portfolio managers generally overweight the less represented sectors.

In determining the Fund’s selected long commodity positions, target weights are created to attempt to reduce concentration risk relative to the strategy’s benchmark index. The frequency of rebalancing depends on the correlation between, and volatility of, the individual commodities. In the future, the Fund may employ other Parametric strategies in the Fund.

The Fund employs an absolute return investment approach, seeking to substantially neutralize the impact on performance of broad movements in equity and commodity markets. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

The Fund invests its assets in Parametric Market Neutral Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.  The Portfolio may also gain exposure to commodities by investing up to 25% of total assets in PSAR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands, which invests primarily in commodity-related instruments.

c. The paragraph titled “Currency Risk.” under “Principal Risks” in “Fund Summary” is removed.

d. The paragraph titled “Foreign Currencies.” in “Investment Objective & Principal Policies and Risks” is removed.

e. The following replaces the first paragraph and related table under “The Fund.” and “The Portfolio.”, respectively, in “Management and Organization”:

The Fund. Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Investable Assets”).  The investment adviser fee is as follows:

Average Daily Investable Assets	Annual Asset Rate*
up to $500 million	0.8000%
$500 million but less than $1 billion	0.7750%
$1 billion but less than $2.5 billion	0.7500%
$2.5 billion but less than $5 billion	0.7300%
$5 billion and over	0.7150%

*Effective September 30, 2013, Eaton Vance agreed to reduce its advisory fee as stated above.  This contractual reduction cannot be terminated or modified without Trustee and shareholder approval.

The Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Assets	Annual Asset Rate*
up to $500 million	0.8000%
$500 million but less than $1 billion	0.7750%
$1 billion but less than $2.5 billion	0.7500%
$2.5 billion but less than $5 billion	0.7300%
$5 billion and over	0.7150%

*Effective September 30, 2013, BMR agreed to reduce its advisory fee as stated above.  This contractual reduction cannot be terminated or modified without Trustee and shareholder approval.

2. Effective November 1, 2013, the following replaces the second paragraph under “Institutional Class Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for:

(i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Institutional Class shares is at least $50,000 (or is anticipated by the principal underwriter to reach $50,000).

October 1, 2013	7629-10/13 PPASARPS

PARMAMETRIC MARKET NEUTRAL FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective November 1, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. and a Voting Trustee.

2.  Effective October 1, 2013, the following replaces the table in “Principal Officers who are not Trustee” under “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
PAYSON F. SWAFFIELD 1956	President	Since 2013**	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 140 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013*	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and the Portfolio since 2007.

**

Prior to 2013, Mr. Swaffield served as Vice President of Mutual Funds Trust since 2011.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to the Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

EATON VANCE STRATEGIC INCOME FUND
Supplement to Summary Prospectus dated March 1, 2013

The following amendments to the Summary Prospectus are effective November 1, 2013.

1.  The Fund’s name is changed to Eaton Vance Short Duration Strategic Income Fund.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$340	$582	$844	$1,591	$340	$582	$844	$1,591
Class B shares	$693	$997	$1,226	$2,027	$193	$597	$1,026	$2,027
Class C shares	$293	$597	$1,026	$2,222	$193	$597	$1,026	$2,222
Class I shares	$92	$287	$498	$1,108	$92	$287	$498	$1,108
Class R shares	$143	$443	$766	$1,680	$143	$443	$766	$1,680

3.  The following replaces the second paragraph under “Principal Investment Strategies”:

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective.  The Fund seeks investment exposures around the world, including, but not limited to, U.S. government agency mortgage-backed securities, preferred and convertible securities, high yield corporate debt, loans, sovereign nation investments (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities), municipal investments, equity securities and commodity-related investments.  The Fund frequently has significant exposure to foreign markets, including emerging markets.  The Fund invests at least 25% of its net assets in one or more Portfolios that seek exposures around the world by investing primarily in sovereign nation investments.  Under normal market conditions, the Fund’s average duration will not exceed 3.5 years.

4.  The following replaces “Portfolio Managers” under “Management”:

Eric A. Stein, Vice President of Eaton Vance, has managed the Fund since 2009.

Andrew Szczurowski, Vice President of Eaton Vance, has managed the Fund since 2013.

October 1, 2013	7623-10/13 SIFPS

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2013

The following amendments to the Prospectus are effective November 1, 2013.

1.  Eaton Vance Strategic Income Fund’s name is changed to Eaton Vance Short Duration Strategic Income Fund.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$340	$582	$844	$1,591	$340	$582	$844	$1,591
Class B shares	$693	$997	$1,226	$2,027	$193	$597	$1,026	$2,027
Class C shares	$293	$597	$1,026	$2,222	$193	$597	$1,026	$2,222
Class I shares	$92	$287	$498	$1,108	$92	$287	$498	$1,108
Class R shares	$143	$443	$766	$1,680	$143	$443	$766	$1,680

3.  The following replaces the second paragraph under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective.  The Fund seeks investment exposures around the world, including, but not limited to, U.S. government agency mortgage-backed securities, preferred and convertible securities, high yield corporate debt, loans, sovereign nation investments (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities), municipal investments, equity securities and commodity-related investments.  The Fund frequently has significant exposure to foreign markets, including emerging markets.  The Fund invests at least 25% of its net assets in one or more Portfolios that seek exposures around the world by investing primarily in sovereign nation investments.  Under normal market conditions, the Fund’s average duration will not exceed 3.5 years.

4.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

Eric A. Stein, Vice President of Eaton Vance, has managed the Fund since 2009.

Andrew Szczurowski, Vice President of Eaton Vance, has managed the Fund since 2013.

5.  The following replaces the second paragraph under “Strategic Income Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2012, the Fund at all times invested in other Eaton Vance funds and, as such, the Fund did not incur advisory fees under its advisory and administrative agreement.  For the fiscal year ended October 31, 2012, the effective annualized rate of the Fund’s allocable portion of investment advisory fees of the funds in which it invested was 0.58% of the Fund’s average daily net assets.  The Fund is co-managed by Eric A. Stein (since December 1, 2009) and Andrew Szczurowski (since November 1, 2013).  Additional information about Mr. Stein appears above.  Mr. Szczurowski co-manages other Eaton Vance funds and portfolios and is a Vice President of Eaton Vance and BMR.  Mr. Szczurowski has been an employee of Eaton Vance for more than five years.

6.  The following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

7.  The following is added under “Class A Front-End Sales Charge.” in “Sales Charges”:

Short Duration Strategic Income Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.85%
$1,000,000 or more	0.00**	0.00**	0.75%

8.  The following replaces the third paragraph under “Global Opportunities Portfolio” in “Further Information about the Portfolios”:

For the fiscal year ended October 31, 2012, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio, was 0.615%.  The Portfolio is co-managed by Eric A. Stein (since March 1, 2012) and Andrew Szczurowski (since November 1, 2013).  Mr. Stein co-manages other Eaton Vance funds and portfolios, and is a Vice President of Eaton Vance and BMR. Mr. Stein originally joined Eaton Vance in July 2002. Prior to re-joining Eaton Vance in 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois.  Mr. Szczurowski co-manages other Eaton Vance funds and portfolios and is a Vice President of Eaton Vance and BMR.  Mr. Szczurowski has been an employee of Eaton Vance for more than five years.

October 1, 2013	7624-10/13

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013. As a result, the following changes are effective as noted:

•

Effective October 1, 2013, Payson F. Swaffield replaces Mr. Richardson as President of Eaton Vance Mutual Funds Trust.

•

Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

The following amendments to the Statement of Additional Information are effective November 1, 2013.

3.  Eaton Vance Strategic Income Fund’s name is changed to Eaton Vance Short Duration Strategic Income Fund.

4.  The following replaces the first and second paragraph under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund and Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio.  The following table shows, as of the Funds’ and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	10	$17,885.2	0	$0
Other Pooled Investment Vehicles	3	$306.6	0	$0
Other Accounts	0	$0	0	$0
Michael A. Cirami(1)
Registered Investment Companies	10	$17,885.2	0	$0
Other Pooled Investment Vehicles	3	$306.6	0	$0
Other Accounts	0	$0	0	$0
Eric A. Stein(2)
Registered Investment Companies	7	$19,0272.3	0	$0
Other Pooled Investment Vehicles	3	$811.9	1	$24.7
Other Accounts	0	$0	0	$0
Andrew Szczurowski*
Registered Investment Companies	2	$2,863.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*

Information as of August 31, 2013.

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

(2)

This portfolio manager serves as portfolio manager of one or more registered investment companies and a pooled investment vehicle that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Diversified Currency Income Fund
John R. Baur	None	$100,001 - $500,000
Michael A. Cirami	$100,001 - $500,000	$100,001 - $500,000

Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	$100,001 - $500,000
Michael A. Cirami	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Fund
John R. Baur	$10,001 - $50,000	$100,001 - $500,000
Michael A. Cirami	$10,001 - $50,000	$100,001 - $500,000
Eric A. Stein	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Advantage Fund
John R. Baur	None	$100,001 - $500,000
Michael A. Cirami	$10,001 - $50,000	$100,001 - $500,000
Eric A. Stein	$1 - $10,000	$100,001 - $500,000
Short Duration Strategic Income Fund
Eric A. Stein	$10,001 - $50,000	$100,001 - $500,000
Andrew Szczurowski	None*	$100,001 - $500,000

*

Information as of August 31, 2013.

October 1, 2013

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

Supplement to
Summary Prospectus dated March 1, 2013

Duncan W. Richardson, the portfolio manager of the Fund, will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 1, 2013, the following replaces “Portfolio Manager.” under Management”:

The Fund is managed by Lewis R. Piantedosi, Vice President of Eaton Vance, who has managed the Fund since 2013.

October 1, 2013                                   7631-10/13

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to
Prospectus dated March 1, 2013

1. Duncan W. Richardson, the portfolio manager of the Fund, will be retiring from the Eaton Vance organization on October 31, 2013.  As a result, the following changes are effective October 1, 2013:

a.

The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

The Fund is managed by Lewis R. Piantedosi, Vice President of Eaton Vance, who has managed the Fund since 2013.

b.

The following replaces the fourth paragraph under “Tax-Managed Equity Asset Allocation Fund.” in “Management”:

Lewis R. Piantedosi has served as portfolio manager of Tax-Managed Equity Asset Allocation Fund since 2013.  He is a Vice President of Eaton Vance and Boston Management and Research, manages Tax-Managed Growth Portfolio and other Eaton Vance portfolios and has been an Eaton Vance portfolio manager for more than five years.

2. Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information) and the Reflow liquidity program. The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013

7632-10/13

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  Effective October 1, 2013, the following replaces Thomas E. Faust Jr. under “Fund Management.” in “Management and Organization”:

Interested Trustee
THOMAS E. FAUST JR. 1958	Trustee and President of TMIEP and TMSCVP	Trustee since 2007 and President since 2013	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.	189	Director of EVC and Hexavest Inc.

3.  Effective October 1, 2013, the following replaces the table under “Principal Officers who are not Trustees” in “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
MICHAEL R. MACH 1947	President of TMVP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
LEWIS R. PIANTEDOSI 1965	President of TMGP and TMMCGP	Since 2013	Vice President of Eaton Vance and BMR. Officer of 3 registered investment companies managed by Eaton Vance or BMR.
PAYSON F. SWAFFIELD 1956	President of the Trust	Since 2013**	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 140 registered investment companies managed by Eaton Vance or BMR.
NANCY B. TOOKE 1946	President of TMSCP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 1 registered investment company managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013*	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and each Portfolio, if applicable, since 2007.

**

Prior to 2013, Mr. Swaffield served as Vice President of the Trust since 2011.

4.  Effective October 1, 2013, the following replaces information about Mr. Richardson in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Lewis R. Piantedosi(3)*
Registered Investment Companies	3	$8,470.6	0	$0
Other Pooled Investment Vehicles	12	$5,730.5(4)	0	$0
Other Accounts	11	$86.5	0	$0

*

As of June 30, 2013.

(3)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance Family of Funds.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

(4)

Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company also managed by this portfolio manager.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
Lewis R. Piantedosi	None*	over $1,000,000

*

As of June 30, 2013.

5.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These enti ties receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Prospectus dated May 1, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information) and the ReFlow Liquidity Program. The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7622-10/13

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Statement of Additional Information dated May 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  Effective October 1, 2013, the following replaces the table under “Principal Officers who are not Trustees” in “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
LEWIS R. PIANTEDOSI 1965	President of the Portfolio	Since 2013	Vice President of Eaton Vance and BMR. Officer of 3 registered investment companies managed by Eaton Vance or BMR.
PAYSON F. SWAFFIELD 1956	President of the Trust	Since 2013**	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 140 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013*	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and each Portfolio, if applicable, since 2007.

**

Prior to 2013, Mr. Swaffield served as Vice President of the Trust since 2011.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat

Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
Supplement to Prospectus dated August 29, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2013

EATON VANCE BOND FUND
Supplement to Prospectus dated January 29, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE BUILD AMERICA BOND FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Prospectuses dated February 1, 2013

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectuses dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Prospectus dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectuses dated May 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to Prospectuses dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Prospectuses dated July 1, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND
Supplement to Prospectus dated August 28, 2013
as revised September 5, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013	7620-10/13

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2012

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2013

PARAMETRIC CURRENCY FUND
Supplement to Prospectus dated April 1, 2013

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2013

PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2013

PARAMETRIC BALANCED RISK FUND
Supplement to Prospectus dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Prospectus dated September 24, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Institutional Class Shares” in “Purchasing Shares” for all funds except Parametric Tax-Managed Emerging Markets Fund where it replaces the fourth paragraph under “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Institutional Class shares is at least $50,000 (or is anticipated by the principal underwriter to reach $50,000).

October 1, 2013	7621-10/13

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

Supplement to Statement of Additional Information dated February 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective November 1, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. and a Voting Trustee.

2.  Effective October 1, 2013, the following replaces Thomas E. Faust Jr. under “Fund Management.” in “Management and Organization”:

Interested Trustee
THOMAS E. FAUST JR. 1958	Trustee and President of the Portfolio	Trustee since 2007 and President since 2013	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.	189	Director of EVC and Hexavest Inc.

3.  Effective October 1, 2013, the following replaces the table under “Principal Officers who are not Trustees” in “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
PAYSON F. SWAFFIELD 1956	President	Since 2013**	Vice President and Chief Income Investment Officer of Eaton Vance and BMR. Officer of 140 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013*	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 189 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and the Portfolio since 2007.

**

Prior to 2013, Mr. Swaffield served as Vice President of Mutual Funds Trust since 2011.

4.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
Supplement to Statement of Additional Information (“SAI”) dated August 29, 2012

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to SAIs dated January 1, 2013

EATON VANCE BOND FUND

Supplement to SAI dated January 29, 2013

EATON VANCE BUILD AMERICA BOND FUND

Supplement to SAI dated February 1, 2013

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND
EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to SAIs dated March 1, 2013

EATON VANCE RISK-MANAGED EQUITY OPTION FUND

PARAMETRIC CURRENCY FUND
Supplement to SAIs dated April 1, 2013

EATON VANCE BALANCED FUND
EATON VANCE COMMODITY STRATEGY FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND

PARAMETRIC ABSOLUTE RETURN FUND

PARAMETRIC COMMODITY STRATEGY FUND
Supplement to SAIs dated May 1, 2013

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to SAI dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to SAIs dated July 1, 2013

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

Supplement to SAI dated August 28, 2013

PARAMETRIC BALANCED RISK FUND

Supplement to SAI dated September 10, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2. Effective October 1, 2013, Payson F. Swaffield replaces Duncan W. Richardson as President of Eaton Vance Growth Trust, Eaton Vance Mutual Funds Trust, Eaton Vance Special Investment Trust and Eaton Vance Variable Trust.  Also, James F. Kirchner has replaced Barbara E. Campbell as Treasurer of Eaton Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton Vance Special Investment Trust.

3.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information (“SAI”) dated November 1, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAI dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to SAI dated January 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

Supplement to SAIs dated June 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAIs dated August 1, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to SAI dated September 24, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.  Also, James F. Kirchner has replaced Barbara E. Campbell as Treasurer of Eaton Vance Municipals Trust.

2. The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and in dependent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013